Note 6 - Servicing - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	$ 1,132	$ 1,061	$ 1,313
Capitalized servicing rights – new loan sales	628	690	192
Disposals (amortization based on loan payments and payoffs)	(187)	(326)	(186)
Change in fair value	295	(293)	(258)
Balance at end of year	$ 1,868	$ 1,132	$ 1,061